Document and Entity Information	Dec. 17, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 17, 2025
Entity Registrant Name	Monroe Federal Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56702
Entity Tax Identification Number	99-3587922
Entity Address, Address Line One	24 East Main Street
Entity Address, City or Town	Tipp City
Entity Address State Or Province	OH
Entity Address, Postal Zip Code	45371
City Area Code	937
Local Phone Number	667-8461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	NA
Trading Symbol	NA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002024899
Amendment Flag	false